Note 18 - Other Operating Income	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
18.	Other operating income

In the year ended December 31, 2023, the Company recognized “Other operating income” of $2.73 million. The amount relates to loss of hire insurance in relation to M/V “Akinada Bridge” and M/V “Aegean Express”.

In the year ended December 31, 2025, the Company recognized “Other operating income” of $0.12 million. The amount relates to loss of hire insurance in relation to M/V “EM Hydra”.

All these amounts are included under “Other operating income” in the consolidated statement of operations for the years ended December 31, 2023 and 2025. No such case existed in 2024.